Document and Entity Information	12 Months Ended
Nov. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Nov. 30, 2012
Trading Symbol	sdev
Entity Registrant Name	Security Devices International Inc.
Entity Central Index Key	0001354866
Current Fiscal Year End Date	--11-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY